DISCONTINUED OPERATIONS - Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
DISCONTINUED OPERATIONS [Abstract]
Net earnings from discontinued operations, net of tax	$ 28,137	$ 20,655	$ 21,945
ASSETS
Accounts receivable, net	34,610	17,830
Financing receivables—net, current	168,392	100,203
Other current assets	19,397	16,180
Current assets of discontinued operations	222,399	134,213
Financing receivables and operating leases—net	126,408	77,892
Other assets—long-term	7,427	8,450
Non-current assets of discontinued operations	133,835	86,342
LIABILITIES
Accounts payable	127,154	33,482
Salaries and commissions payable	2,812	2,013
Non-recourse notes payable—current	27,456	23,288
Other current liabilities	9,041	7,726
Current liabilities of discontinued operations	166,463	66,509
Non-recourse notes payable—long-term	11,317	12,901
Other liabilities—long-term	1,229	875
Non-current liabilities of discontinued operations	12,546	13,776
HoldCo [Member]
DISCONTINUED OPERATIONS [Abstract]
Net sales	59,222	48,787	51,614
Cost of sales	5,625	6,689	9,110
Gross profit	53,597	42,098	42,504
Selling, general, and administrative	14,343	12,178	13,621
Depreciation and amortization	0	74	110
Interest and financing costs	2,211	2,348	1,234
Operating expenses	16,554	14,600	14,965
Operating income	37,043	27,498	27,539
Other income—net	988	1,404	2,352
Earnings before tax	38,031	28,902	29,891
Provision for income taxes	9,894	8,247	7,946
Net earnings from discontinued operations, net of tax	$ 28,137	$ 20,655	$ 21,945